Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Related Party Transactions

13. Related Party Transactions

The following sets forth significant related parties and their relationships with the Company:

Name of related parties	Relationship with the Company
Leju and its subsidiaries (“Leju”)	An investee of the Company
Alibaba and its subsidiaries (“Alibaba”)	Strategic partner and significant shareholder of Weibo
New Wave MMXV Limited (“New Wave”)	An entity controlled by Mr. Charles Chao

(a)  Service provided to related parties

The Company entered into the following transactions with related parties:

	Year ended December 31,
Transactions	2017	2018	2019
	(In thousands)
Revenues:
License revenue from Leju[1]	$10,435	$10,435	$10,435
Agency and advertising service earned from Leju[1]	16,091	20,754	19,154
Promotion and advertising service to Alibaba[2]	91,724	126,882	100,439
Others[3]	94,107	160,184	122,993
	$212,357	$318,255	$253,021

Other related parties mainly include investee companies over on which the Company has significant influence. These investees are mainly high-tech companies operating in different internet-related industries, such as online advertising agency, short video applications, social and new media marketing services and so on.

[1] The amended and restated advertising agency agreement, the domain name and content license agreement, the trademark license agreement and the software license and support services agreement (“License Agreements”) were entered into with Leju, a subsidiary of E-House, and such amount allocated to the fair value of the License Agreements was $187.4 million, which represents the difference between the total consideration and the fair value of equity interests disposed. This amount was recorded as deferred revenues and amortized over ten years prior to March 2014, when the License Agreement was extended for another ten years. Accordingly, the remaining deferred revenue balance as of March 2014 will be amortized prospectively under the straight-line method until 2024. For the years ended December 31, 2017, 2018 and 2019, the Company recorded $10.4 million revenue from License Agreements from such deferred revenue account, respectively. As of December 31, 2018 and 2019, the total amount of deferred revenue from Leju was $54.1 million and $43.7 million, respectively, which includes $43.7 million and $33.2 million of non-current portion of deferred revenue, respectively. Based on the amended and restated advertising agency agreements with Leju, agency fees and advertising revenue earned from Leju for 2017, 2018 and 2019, generated from the sales of advertising through SINA were amounting to $16.1 million, $20.8 million and $19.2 million, respectively.

[2] On April 29, 2013, affiliated entities of the Company formed a strategic alliance with affiliated entities of Alibaba to jointly explore social commerce and develop marketing solutions to enable merchants on Alibaba e-commerce platforms to better connect and build relationships with Weibo’s users. Alibaba purchased advertising from the Company and continued to do so subsequently. The Company has continued to keep strategic collaboration and work with Alibaba in the area of social commerce and other areas after the expiration of the strategic framework agreement in January 2016 and recorded $91.6 million, $126.7 million and $100.1 million in advertising and marketing revenues from Alibaba in 2017, 2018 and 2019, respectively.

[3] Within other related parties, one related party that is an equity investee in the short video business contributed $53.9 million and $10.9 million of advertising and marketing revenues in 2018 and 2019, respectively, and represented $80.9 million and $34.7 million of accounts receivable from other related parties as of December 31, 2018 and 2019, respectively The Company also recorded $5.6 million and $40.9 million of advertising and marketing revenues from an equity investee which is an advertising agency in 2018 and 2019, respectively, and represented $5.8 million and $13.6 million of accounts receivable from other related parties as of December 31, 2018 and 2019, respectively.

(b)  Balances with related parties

The Company had the following balances with related parties:

	As of December 31,
	2018	2019
	(In thousands)
Accounts receivable from related parties:	$189,522	$174,080
-Accounts receivable from Leju	$4,905	$7,124
-Accounts receivable from Alibaba	$53,480	$61,857
-Accounts receivable from other related parties[1]	$131,137	$105,099
Loans to and interest receivables from related parties[2]	$102,409	$320,221
-Company A (an investee in e-commerce business)	$43,695	$160,010
-Company B (an investee providing social and new media marketing services)	$—	$60,602
-Company C (an investee providing online brokerage services)	$40,982	$40,982
-Others	$17,732	$58,627
Prepayment to related parties	$13,567	$—
Deferred revenues in relation to License Agreement with Leju	$54,087	$43,652
Account payable to related parties	$50,678	$46,655
Accrued and other liabilities to related parties[1]	$14,763	$39,836

[1] In 2019, the Company has signed an agreement with the related party to settle partial transaction amount between the two parties, resulting $38.7 million accounts receivable from the related party offset by $28.7 million accounts payable and $10 million accrued and other liabilities due to the related party on the consolidated balance sheet where a legally enforceable right of setoff exists.

[2] The Company recorded loans to and interest receivables from other related parties of $102.4 million and $320.2 million as of December 31, 2018 and 2019, respectively. The annual interest rates of the loans were ranging from 4.0% to 10.5% (interest free for Company B) and the maturities of all loans were within one year at both dates. Moreover, the loan to and interest receivable from Company C was renewed with another subsidiary in 2019.

(c)  Shares Issuance to Management

On November 6, 2017, the Company entered into a share subscription agreement with New Wave, a holding company that holds ordinary shares on behalf of its senior management and controlled by Mr. Charles Chao, Chairman and chief executive officer (“CEO”) of the Company, which held 7,944,386 ordinary shares of the Company then. Pursuant to the agreement, the Company issued to New Wave 7,150 newly created class A preference shares with 10,000 votes per share initially (the "Class A Preference Shares"), at par value of $1.00 per share. Immediately following the share issuance, New Wave's aggregate voting power in the Company increased from approximately 11.1% to approximately 55.5%. The Class A Preference Shares have no economic rights and no participant rights to any dividend, and as a result, the Company concluded that the transfer of economic benefits from the Company or shareholders to New Wave and the fair value of these Class A Preferred Shares was immaterial. See Note 18 to Consolidated Financial statements Shares Issuance to Management.

(d)  Other transactions with related parties

Transactions with related parties included in cost and operating expenses represented 4.4%, 4.1%, and 4.6% of total cost and operating expenses for 2017, 2018 and 2019, respectively. The Company believes that the terms of the agreements with the related parties are comparable to the terms of market rate transactions with third-party customers and vendors.

Other than the transactions disclosed above or elsewhere in the consolidated financial statements, the Company had no material loan and interest income or expense with related parties for the years ended December 31, 2017, 2018 and 2019.